Right-of-use-assets	12 Months Ended
Dec. 31, 2020
Disclosure Of Quantitative Information About Rightofuse Assets [Abstract]
Right-of-use-assets
9	Right-of-use-assets

Changes in the carrying amount of right-of-use assets for the years ended December 31, 2020 and 2019, are reported in the following tables.

	Buildings	Vehicles	Total
Cost as at January 1, 2019	55,159	639	55,798
Additions	10,786	395	11,181
Disposals	—	—	—
Effect of translation adjustments	922	3	925
Cost as at December 31, 2019	66,867	1,037	67,904
Additions	10,083	—	10,083
Disposals	(6,910)	—	(6,910)
Adjustments due to remeasurements	693	—	693
Adjustments due to modifications	(327)	—	(327)
Effect of translation adjustments	(2,696)	(14)	(2,710)
Cost as at December 31, 2020	67,710	1,023	68,733

Accumulated depreciation and impairment loss as at Jan. 1, 2019	—	—	—
Depreciation	(12,926)	(301)	(13,227)
Impairment loss	—	—	—
Effect of translation adjustments	42	(1)	41
Accumulated depreciation and impairment loss as at Dec. 31, 2019	(12,884)	(302)	(13,186)
Depreciation	(13,066)	(310)	(13,376)
Disposals	6,639	—	6,639
Impairement loss	(584)	—	(584)
Adjustments due to remeasurements	157	—	157
Adjustments due to modifications	—	—	—
Effect of translation adjustments	621	9	630
Accumulated depreciation and impairment loss as at Dec. 31, 2020	(19,117)	(603)	(19,720)

Net book value as at January 1, 2019	55,159	639	55,798
Net book value as at December 31, 2019	53,983	735	54,718
Net book value as at December 31, 2020	48,593	420	49,013

The Group leases buildings for its retail stores, warehouses and factory facilities. These leases typically run for a period of five to ten years. Some leases include an option to renew the lease for an additional period of the same duration after the end of the contract term. Some of such leases provide for additional rent payments that are based on changes in local price indices. For certain of these leases, the Group is restricted from entering into any sub-lease arrangements. A significant portion of retail stores, warehouse and factory facilities leases were entered into several years ago. As at December 31, 2018, these leases were classified as operating leases under IAS 17.

The Group leases vehicles under a number of leases, which were classified as operating lease under IAS 17. The contract lease term of such leases run for a period of two to four years.

The Group leases also IT and office equipment with contract terms of one to three years. These leases are short-term and/or leases of low-value items. The Group has elected not to recognise right-of-use assets and lease liabilities for these leases.

The following tables show a breakdown of right-of-use assets based on geographical location of the cash generating units (mainly directly operated retail stores) in which they are included.

	31/12/20	31/12/19
United States of America	14,643	18,661
Italy	9,671	11,743
Spain	5,382	4,179
United Kingdom	9,274	11,119
China	5,484	2,881
Others	4,559	6,135
Total	49,013	54,718

As at December 31, 2020, the Group performed the impairment assessment of property, plant and equipment and right-of-use assets included in several cash generating units (CGUs), such as the Italian upholstered furniture plant CGU and certain directly operated retail stores CGUs that presented indicators of impairment. For additional information on the impairment assessment reference should be made to note 8.

As result of the 2020 impairment assessment performed by the Group, impairment losses of 584 have emerged for right-of-use assets.

Other information about leases for which the Group is a lessee is presented below.

(i) Amounts recognized in profit or loss under IFRS 16 for the years ended December 31, 2020 and 2019

	2020	2019
Depreciation charge of right-of-use assets	13,376	13,227
Interest on lease liabilities	2,613	2,635
Expenses relating to short-term leases	719	1,090
Expenses relating to leases of low-value assets, excluding short-term leases	122	132
Covid-19 rent concessions	(1,799)	—
Total	15,031	17,084

(ii) Amounts recognized in profit or loss under IAS 17 for the year ended December 31, 2018

Lease expenses recognised in profit or loss under IAS 17 for the year ended December 31, 2018 amount to 17,705.

(iii) Amounts recognized in statement of cash flows for the years ended December 31, 2020 and 2019

Lease payments recognised in statement of cash flows for the years ended December 31, 2020 and 2019 amount to 12,496. and 14,251, respectively, and include interests paid for 2,589 and 2,291, respectively (see note 20).